UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        August 15, 2011

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         52

Form 13F Information Table Value Total:         $716,168,195

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

3M Company                   Com    88579Y101     7,038,629     74,208  Sole                 0    74,208
Altisource Portfolio  Soluti Com    L0175J104     9,160,513    248,927  Sole             1,650   247,277
American Eagle Outfitters    Com    02553E106     3,005,698    235,741  Sole                 0   235,741
AOL Inc.                     Com    00184X105     6,776,391    341,208  Sole             1,100   340,108
AON Corp.                    Com    037389103    10,218,652    199,194  Sole            12,525   186,669
Artio Global Investors Inc.  Com    04315B107     8,433,868    746,360  Sole           212,700   533,660
Bank of New York Mellon Corp Com    064058100    19,721,559    769,772  Sole           544,650   225,122
Barrick Gold Corp.           Com    067901108     9,089,703    200,700  Sole                 0   200,700
Berkshire Hathaway Inc. Clas Com    084670702    12,489,817    161,388  Sole             4,025   157,363
BP Amoco PLC                 Com    0556222104      379,610      8,571  Sole             7,550     1,021
Broadridge Financial Solutio Com    11133T103     6,208,736    257,945  Sole                 0   257,945
Chemtura Corp.               Com    163893209    29,273,064  1,608,410  Sole         1,102,375   506,035
Chevron Corp.                Com    166764100     8,728,442     84,874  Sole             1,250    83,624
Cisco Systems                Com    17275R102    28,523,607  1,827,265  Sole         1,204,375   622,890
Clearwire Corp.              Com    18538Q105     4,685,113  1,239,448  Sole           432,400   807,048
Corning Inc.                 Com    219350105    36,647,936  2,019,170  Sole         1,514,325   504,845
Covanta Holding Corp.        Com    22282E102     4,610,225    279,577  Sole             3,275   276,302
DDI Corp.                    Com    233162502     3,302,748    346,200  Sole           346,200         0
Dell Inc.                    Com    24702R101     5,421,351    325,216  Sole                 0   325,216
Dime Bancorp Litigation Trac Com    25429Q110        10,750     17,200  Sole            17,200         0
DirecTV Class A              Com    25490A101    14,748,472    290,210  Sole                 0   290,210
Dish Network Corp.           Com    25470M109    44,179,644  1,440,484  Sole         1,032,375   408,109
Domtar Inc.                  Com    257559203    42,487,319    448,557  Sole           274,500   174,057
Dragonwave Inc.              Com    26144M103     2,598,475    429,500  Sole           429,500         0
Ebay Inc.                    Com    278642103    27,188,120    842,520  Sole           398,725   443,795
Fairchild Semiconductor      Com    303726103    46,104,024  2,759,068  Sole         1,876,950   882,118
Ferro Corp.                  Com    315405100       216,048     16,075  Sole             9,925     6,150
FiberTower Corp.             Com    31567R209        58,159     51,706  Sole                 0    51,706
Gilead Science Inc.          Com    375558103    22,598,348    545,722  Sole           292,675   253,047
Goldman Sachs                Com    38141G104     6,036,164     45,354  Sole             1,350    44,004
Google Inc.                  Com    38259P508    36,503,415     72,087  Sole            55,913    16,174
Intel Corp.                  Com    458140100    19,888,090    897,477  Sole           419,400   478,077
JP Morgan Chase & Co.        Com    46625H100    55,681,551  1,360,077  Sole           873,800   486,277
Knoll Inc                    Com    498904200     7,086,998    353,114  Sole                 0   353,114
Knology Inc.                 Com    499183804     8,364,337    563,255  Sole                 0   563,255
Lakes Entertainment Inc.     Com    51206P109       106,480     48,400  Sole            48,400         0
Mastercard Inc.              Com    57636Q104    14,065,948     46,678  Sole             3,655    43,023
Microsoft Corp.              Com    594918104     7,136,072    274,464  Sole            18,375   256,089
Municipal Mtg & Eqty         Com    62624B101        68,309    502,275  Sole                 0   502,275
Omnicare Inc.                Com    681904108       278,240      8,725  Sole             5,000     3,725
Performance Technologies Inc Com    71376K102     2,973,289  1,494,115  Sole         1,494,115         0
PNC Financial Services Group Com    693475105    30,787,314    516,479  Sole           332,525   183,954
Rock-Tenn Co.                Com    772739207       219,983      3,316  Sole             1,916     1,400
Spartech Corp.               Com    847220209     5,587,271    917,450  Sole           913,050     4,400
Sprint Nextel                Com    852061100    37,313,946  6,922,810  Sole         5,074,900 1,847,910
Time Warner Inc.             Com    887317303    21,545,987    592,411  Sole           276,925   315,486
Trimeris Inc.                Com    896263100        86,450     35,000  Sole            35,000         0
TRW Automotive Holdings Corp Com    87264S106    19,033,928    322,445  Sole           210,175   112,270
US Bancorp                   Com    902973304    11,130,778    436,330  Sole                 0   436,330
Walt Disney Co.              Com    254687106     5,394,157    138,170  Sole                 0   138,170
Washington Post Co.          Com    939640108     7,499,205     17,900  Sole            17,900         0
Winn-Dixie Stores            Com    974280307     5,475,262    647,960  Sole           541,700   106,260

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